CAPITAL STOCK	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
CAPITAL STOCK

On December 12, 2011, the Company issued a total of 2,727,273 shares, valued at $600,000, to Black Sands Holding Inc. These shares were previously recorded as stock payable on September 30, 2011.

On December 12, 2011, the Company issued a total of 750,000 shares, valued at $290,000, to Mr. Alvaro Valencia, CEO and Director of the Company under the Independent Consulting Agreement between the Company and CEO. $267,500 of these shares were previously recorded as stock payable on September 30, 2011.

On February 1, 2012, the Company issued a total of 250,000 shares, valued at $42,500, to Mr. Alvaro Valencia, CEO and Director of the Company under the Independent Consulting Agreement between the Company and CEO. The shares were valued based on the closing price of our common stock on January 31, 2012, the date the stock grant vested.

On February 17, 2012, the Company issued a total of 734,394 shares of common stock to YA Global Master SPV Ltd. as a commitment fee for the following contemplated transactions:

(1)	On February 17, 2012, the Company entered into a Standby Equity Distribution Agreement (“SEDA”) with YA Global Master SPV Ltd. (“YA Global”) pursuant to which the Company may, at its sole and exclusive option, periodically sell to YA Global, and YA Global agrees to purchase, shares of its common stock, $0.001 par value per share for a total purchase price of up to four million dollars ($4,000,000). Each sale of Common Stock, pursuant to an advance notice under the SEDA (each an “advance notice”), shall be limited to the greater of (1) $250,000 and (2) the average of the daily value traded for each of the 10 trading days prior to the applicable advance notice. For each share of Common Stock purchased pursuant to the SEDA, YA Global will pay to the Company ninety-five (95%) of the market price, defined as the average of the two lowest daily volume weighted average price of the Common Stock during the five (5) consecutive trading days following delivery by the Company of an advance notice, which price shall not be less than 90% of the volume weighted average price on the trading day prior to the advance notice date. Under the SEDA, the Company cannot sell shares of Common Stock until such time as it files with the Securities and Exchange Commission (“SEC”) a registration statement (the “Registration Statement”) registering the resale of the shares of Common Stock to be sold to YA Global, and such registration statement is declared effective by the SEC. The Company is not obligated to sell any shares of Common Stock under the SEDA and there are no minimum commitments or minimum use penalties. The SEDA, unless terminated by the Company, shall terminate on the earlier of (i) March 1, 2014, or (ii) the date on which YA Global shall have purchased shares of Common Stock with an aggregate purchase price of $4,000,000.

(2)	On February 17, 2012, the Company entered into a Note Purchase Agreement (the “Note Purchase Agreement”) with YA Global pursuant to which the Company may issue and sell to YA Global, and YA Global shall purchase, secured convertible notes (the “Notes”) in an aggregate principal amount of up to $200,000, which Notes are convertible into Common Stock. the Company may notify YA Global in writing of its intent to sell a Note to YA Global at any time and from time to time after the Company’s initial filing of the Registration Statement and prior to the earlier of the date on which such Registration Statement is declared effective by the SEC and August 13, 2012, subject to the satisfaction (or waiver) of certain terms and conditions. Notes are issuable with principal amounts not to exceed $50,000 and, other than with respect to the first Note purchased by YA Global, there must be at least 30 days between Note Purchases.

Each Note issued pursuant to the Note Purchase Agreement shall mature on August 13, 2012 and shall bear interest at a rate equal to 8% per annum, payable upon the maturity of such Note. In addition, YA Global shall have the right to convert any portion of any outstanding Note, including any accrued interest, into shares of Common Stock, at a conversion rate equal to the daily volume weighted average price of the Common Stock for the three trading days prior to such Note’s issuance (the “Conversion Price”) The Company may also redeem all or any portion of any outstanding Notes, including any accrued interest, upon advanced written notice to YA Global, provided that the daily volume weighted average price of the Common Stock on the date of redemption is greater than the Conversion Price.

The commitment fee’s estimated value of $117,503 is based on the closing price of our common stock at February 17, 2012 and is included in the line item “Office and general” in Statements of Operations.

On February 21, 2012, the Company entered into a Private Placement Subscription for Non U.S. Subscribers with Black Sands Holdings, Inc., to subscribe to and purchase 1,666,667 units valued at $0.12 per unit for an aggregate purchase price of $200,000.  Each unit consists of one share of the Company’s common stock and one warrant.   Each warrant entitles the holder to purchase one additional share of the Company’s common stock at an exercise price of $0.18 for a period of three years.

During the quarter ended March 31, 2012, the Company recorded $23,333 for stock-based compensation payable related to 250,000 shares of common stock earned by Mr. Alvaro Valencia, CEO and Director of the Company. On January 31, 2012, under the Independent Consultant Agreement between the Company and the CEO, 250,000 shares of common stock vested and were valued based on the closing price of our shares of common stock on January 31, 2012.  At September 30, 2011 and March 31, 2012, 166,667 shares of common stock were recorded in stock payable on the balance sheet at an estimated value based on the closing price of our shares of common stock at September 30, 2011 and March 31, 2012, respectively.

The Company’s capitalization is 500,000,000 shares of common stock with a par value of $0.001 per share.  No preferred shares have been authorized or issued.

On August 13, 2007, a former director purchased 44,200,000 shares of the common stock in the Company for $8,500, recognizing a loss of $35,700. During July and August 2008, the Company sold 43,180,000 shares for $3,810, recognizing a loss of $39,370.

On January 25, 2010, a former director forgave a loan in the amount of $16,198 which was owed to the director by the Company.

On January 25, 2010, the Company announced a change in control of the Company.  Johannes Petersen, a director of the Company acquired 98.63% of the issued and outstanding shares of stock of the Company from Pamela Hutchinson and Andrea Mizuhima pursuant to the terms and conditions of two Agreements for the Purchase of Common Stock, dated November 20, 2009.

On April 9, 2010, as a result of the execution of the Mineral Buy and Sell Agreement, the Company was obligated to issue 1,000,000 shares of its common stock valued at $50,000 ($0.05 per share) to Russell B. Pace, Jr. The shares were issued on August 27, 2010.

On April 9, 2010, the Company agreed to issue 300,000 common shares valued at $15,000 ($0.05 per share) to the parties involved in the Assignment of Coal Agreement and Assignment and Assumption of Mineral Agreement as introduction and assignment compensation. The shares were issued on August 27, 2010.

On April 9, 2010, the Company agreed to issue 1,000,000 shares of common stock valued at $50,000 ($0.05 per share) to JBM Energy Company, LLC in lieu of a $50,000 cash payment due under a Coal Buy and Sell Agreement.  The shares were issued on August 27, 2010.

Effective April 30, 2010, the President and Chairman of the Board entered into an agreement with the Company whereby 2,845,800,000 shares of the outstanding common stock of the Company were canceled and returned to the pool of the Company’s authorized and unissued shares of common stock. Since the shares under this agreement have been cancelled without the exchange of consideration to reduce number of shares outstanding, the Company considered the change in capital structure from the cancellation agreement in substance a reverse stock split.  In accordance with SAB Topic 4-C, the Company recorded the cancellation retroactively as a reduction to the par value of common stock with a corresponding increase to additional paid-in capital.

Effective April 30, 2010, the Board of Directors authorized a 340 for 1 forward stock split on the issued shares of common stock.  The authorized number of shares of common stock was increased from 75,000,000 to 500,000,000 shares with a par value of $0.001.   All references in the accompanying financial statements to the number of common shares have been restated to reflect the forward stock split.

On June 30, 2010, the Company closed a private placement consisting of 800,000 shares of common stock at a purchase price of $0.50 per share, for gross proceeds of $400,000.

On August 1, 2010, the Company entered into an independent consultant agreement with CEO and Director Alvaro Valencia in which Mr. Valencia is entitled to receive over a period of 4 years, up to an aggregate amount of 4,000,000 of restricted shares of the Company’s common stock. The shares are to vest and be issued at the end of each three month period. As of September 30, 2011, Mr. Valencia had earned a total of 1,166,667 shares valued at $852,500, of which 166,667 shares valued at $160,000 had been recognized as compensation expense as of September 30, 2010  and  1,000,000 shares valued at $692,500 had been recognized as compensation expense as of September 30, 2011. A total of 500,000 shares were issued to Mr. Valencia on April 5, 2011 and the additional 666,667 were issued subsequent to September 30, 2011.

On September 10, 2010, the Company agreed to enter into a debt to equity conversion as a means of settling the outstanding loan and interest amount of $208,603 by issuing 417,205 shares. The fair value of the shares was $446,410, of which $237,807 was recognized as a loss on debt settlement in the statements of operations.

As of September 30, 2010, the Company recorded $160,000 for stock-based compensation payable related to 166,667 shares of common stock due to Mr. Alvaro Valencia, CEO and director of the Company, valued at the closing price of $0.96 per share of common stock as of September 30, 2010.

On October 5, 2010, the Company entered into a Private Placement Subscription for Non U.S. Subscribers with Black Sands Holdings, Inc., to subscribe to and purchase 595,238 units valued at $0.84 per unit for an aggregate purchase price of $500,000.  Each unit comprises one share of common stock and one warrant of the Company.  Each warrant entitles the holder to purchase one additional share of common stock of the Company at an exercise price of $1.26 per share for a period of three years.

On January 25, 2011, the Company entered into a Private Placement Subscription for Non U.S. Subscribers with Black Sands Holdings, Inc., to subscribe to and purchase 449,438 units valued at $0.89 per unit for an aggregate purchase price of $400,000.  Each unit comprises one share of common stock and one warrant of the Company.  Each warrant entitles the holder to purchase one additional share of common stock of the Company at an exercise price of $1.34 per share for a period of three years.

On February 23, 2011, the Company entered into a Private Placement Subscription for Non U.S. Subscribers with Black Sands Holdings, Inc., to subscribe to and purchase 510,204 units valued at $0.98 per unit for an aggregate purchase price of $500,000.  Each unit comprises one share of common stock and one warrant of the Company.  Each warrant entitles the holder to purchase one additional share of common stock of the Company at an exercise price of $1.47 per share for a period of three years.

On April 5, 2011, the Company issued 417,205 shares to settle the debt to equity conversion agreement entered into during the prior year, as a means of settling an outstanding loan and interest amount of $208,603. The fair value of the shares was $446,410, of which $237,807 was recognized as a loss on debt settlement in the statement of operations in the prior year.

On April 5, 2011, the Company issued a total of 500,000 shares to Mr. Alvaro Valencia, CEO and Director of the Company, as per his Independent Consulting Agreement. These shares were previously recorded as a stock payable.

On August 9, 2011, the Company entered into a Private Placement Subscription for Non U.S. Subscribers with Black Sands Holdings, Inc., to subscribe to and purchase 2,727,273 units valued at $0.22 per unit for an aggregate purchase price of $600,000.  Each unit comprises one share of common stock and one warrant of the Company.  Each warrant entitles the holder to purchase one additional share of common stock of the Company at an exercise price of $0.33 per share for a period of three years. The shares for this Private Placement were not issued by September 30, 2011 and, as such, the $600,000 proceeds were recorded as stock payable on the balance sheet.

The following is a summary of the common stock warrants granted, forfeited or expired and exercised.

	Warrants	Weighted Average Exercise Price Per Shares
Outstanding – October 1, 2010	0	$0.00
Granted	4,282,153	$0.70
Forfeited or expired	0	$0.00
Exercised	0	$0.00
Outstanding – September 30, 2011	4,282,153	$0.70

As of September 30, 2011, the Company has the following warrants to purchase common stock outstanding:

Number of Warrants Issued	Warrant Exercise Price Per Share	Warrant Expiration Date
595,238	$1.26	October 5, 2013
449,438	$1.34	January 25, 2014
510,204	$1.47	February 23, 2014
2,727,273	$0.33	August 9, 2014
4,282,153